ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,927,488,240	1,927,488,240
Ordinary shares, issued	770,352,700	370,352,700
Ordinary shares, outstanding	770,352,700	370,352,700
Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	72,511,760	72,511,760
Ordinary shares, issued	72,511,760	72,511,760
Ordinary shares, outstanding	72,511,760	72,511,760
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,927,488,240	1,927,488,240
Ordinary shares, issued	770,352,700	370,352,700
Ordinary shares, outstanding	770,352,700	370,352,700
Parent Company [Member] | Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	72,511,760	72,511,760
Ordinary shares, issued	72,511,760	72,511,760
Ordinary shares, outstanding	72,511,760	72,511,760